STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.5%
Automobiles & Components - .8%
Gentherm	50,701	[a]	3,677,344
Thor Industries	14,786		1,818,678
Visteon	13,994	[a]	1,713,705
			7,209,727
Banks - 8.6%
BankUnited	129,498		6,188,709
Banner	32,456		1,899,650
Central Pacific Financial	102,739		2,846,898
Columbia Banking System	36,617		1,580,390
CVB Financial	70,907		1,572,717
Essent Group	172,624		8,258,332
First Bancorp	466,298		5,963,951
First Bancorp	46,492		2,062,850
First Hawaiian	60,166		1,694,275
First Interstate BancSystem, Cl. A	160,729		7,565,514
First Merchants	109,452		5,072,006
HarborOne Bancorp	127,061		1,886,856
Heritage Commerce	180,106		2,136,057
Heritage Financial	38,076	[b]	1,104,585
Old National Bancorp	167,947		3,199,390
Seacoast Banking Corp. of Florida	102,138		3,786,256
Silvergate Capital, Cl. A	19,104	[a]	2,128,186
South State	9,743		865,276
Synovus Financial	114,219		5,610,437
TriState Capital Holdings	32,062	[a]	737,105
UMB Financial	41,143		3,978,940
United Community Bank	114,752		3,968,124
Webster Financial	119,880		6,794,798
			80,901,302
Capital Goods - 15.4%
AerCap Holdings	59,556	[a]	3,513,804
Aerojet Rocketdyne Holdings	11,886		575,877
AeroVironment	29,190	[a]	3,200,100
Armstrong World Industries	71,649		7,619,871
Array Technologies	520,492	[a]	8,484,020
Ascendant Digital Acquisition, Cl. A	141,553	[a,b]	1,401,375
Astec Industries	37,342		2,559,047
Construction Partners, Cl. A	186,895	[a]	6,019,888
Curtiss-Wright	14,863		1,862,631

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.5% (continued)
Capital Goods - 15.4% (continued)
Dycom Industries	40,810	[a]	3,057,485
EMCOR Group	24,105		3,039,882
Energy Recovery	245,987	[a,b]	4,676,213
EnerSys	78,529		7,400,573
Fluor	415,362	[a]	7,684,197
Gibraltar Industries	77,878	[a]	6,187,407
GrafTech International	715,754		9,505,213
Granite Construction	72,697	[b]	2,934,051
Holicity, Cl. A	130,114	[a,b]	1,314,151
Hyster-Yale Materials Handling	18,554		1,402,497
Kornit Digital	41,361	[a]	4,309,816
Lindsay	15,217		2,505,175
Matrix Service	324,526	[a]	3,537,333
Maxar Technologies	95,773		2,978,540
Mercury Systems	60,900	[a]	3,985,905
MSC Industrial Direct, Cl. A	30,282		2,858,621
Parsons	8,215	[a]	325,396
Peridot Acquisition, Cl. A	132,589	[a,b]	1,335,171
Proto Labs	7,633	[a]	682,314
Raven Industries	111,499		4,920,451
Rexnord	122,682		6,130,420
Ribbit LEAP	15,189	[a]	168,446
Silver Spike Acquisition, Cl. A	43,291	[a,b]	705,643
SiteOne Landscape Supply	13,464	[a,b]	2,316,347
Spirit AeroSystems Holdings, Cl. A	40,885		2,011,951
The AZEK Company	37,499	[a]	1,632,331
The Gorman-Rupp Company	19,626		706,143
The Greenbrier Companies	39,766	[b]	1,766,008
Titan Machinery	103,508	[a]	3,175,625
TPG Pace Tech Opportunities, Cl. A	215,346	[a]	2,153,460
Valmont Industries	15,026		3,726,448
Wabash National	380,696		6,072,101
WESCO International	41,786	[a]	4,453,134
			144,895,061
Commercial & Professional Services - 2.7%
CACI International, Cl. A	15,905	[a]	4,055,139
Covanta Holding	278,291		4,121,490
Huron Consulting Group	37,627	[a]	2,058,573
KBR	160,547		6,540,685
Korn Ferry	39,357		2,574,341
The Brink's Company	43,632		3,290,289
U.S. Ecology	73,997	[a]	2,932,501
			25,573,018

Description	Shares		Value ($)
Common Stocks - 95.5% (continued)
Consumer Durables & Apparel - 3.5%
Callaway Golf	220,812	[a]	8,152,379
Capri Holdings	68,772	[a]	3,900,060
Cavco Industries	10,972	[a]	2,427,774
GoPro, Cl. A	73,870	[a]	828,821
Helen of Troy	7,628	[a,b]	1,605,541
KB Home	28,567		1,337,221
Meritage Homes	26,455	[a]	2,848,410
Oxford Industries	30,610		2,930,907
Skechers USA, CI. A	76,048	[a]	3,612,280
Tri Pointe Homes	60,196	[a]	1,451,928
YETI Holdings	45,657	[a]	3,999,553
			33,094,874
Consumer Services - 3.9%
Bally's	41,722	[a]	2,421,128
Bloomin‘ Brands	160,314	[a]	4,737,279
Boyd Gaming	28,124	[a]	1,810,904
Cracker Barrel Old Country Store	9,523		1,501,968
Houghton Mifflin Harcourt	1,000,791	[a]	9,947,863
OneSpaWorld Holdings	198,873	[a]	2,229,366
Papa John's International	38,746		3,640,187
Planet Fitness, Cl. A	91,680	[a]	7,221,634
The Cheesecake Factory	55,679	[a]	3,275,039
			36,785,368
Diversified Financials - 1.7%
Cohen & Steers	28,291		2,068,921
Federated Hermes	130,035		4,135,113
Flywire	8,505	[a]	292,062
LPL Financial Holdings	24,382		3,605,610
PJT Partners, Cl. A	54,727		3,985,220
WisdomTree Investments	294,709		1,974,550
			16,061,476
Energy - 3.3%
Cactus, Cl. A	172,502		6,044,470
Cimarex Energy	31,240		2,116,510
CNX Resources	586,821	[a]	7,992,502
Comstock Resources	353,709	[a]	1,991,382
Helix Energy Solutions Group	655,758	[a,b]	3,429,614
PBF Energy, Cl. A	359,360	[a]	5,800,070
Viper Energy Partners	210,714		3,799,173
			31,173,721
Food & Staples Retailing - 1.1%
Grocery Outlet Holding	103,432	[a]	3,523,928
The Chefs' Warehouse	213,840	[a]	6,577,718
			10,101,646

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.5% (continued)
Food, Beverage & Tobacco - 1.8%
AppHarvest	132,857	[a,b]	2,212,069
Calavo Growers	43,093		3,068,222
Fresh Del Monte Produce	34,254		1,146,481
Freshpet	35,785	[a,b]	6,327,504
J&J Snack Foods	9,785		1,718,050
The Hain Celestial Group	57,164	[a]	2,330,005
			16,802,331
Health Care Equipment & Services - 8.2%
1Life Healthcare	193,031	[a]	7,142,147
Acadia Healthcare	119,868	[a]	7,714,704
Accolade	3,623	[a,b]	182,925
AdaptHealth	76,030	[a,b]	1,991,226
Apria	253,399	[a]	7,716,000
AtriCure	32,911	[a]	2,459,439
Evolent Health, Cl. A	271,767	[a,b]	5,280,433
Health Catalyst	149,302	[a,b]	8,016,024
iRhythm Technologies	26,035	[a]	1,964,601
ModivCare	22,185	[a]	3,266,298
Nevro	12,064	[a]	1,818,045
NuVasive	94,756	[a]	6,462,359
Oak Street Health	898	[a,b]	54,230
Omnicell	11,701	[a]	1,626,439
Outset Medical	218	[a,b]	10,523
Privia Health Group	96,420	[a]	3,155,827
R1 RCM	309,589	[a]	7,166,985
SOC Telemed	703,619	[a,b]	4,221,714
Tabula Rasa HealthCare	83,306	[a,b]	3,599,652
Teladoc Health	19,438	[a]	2,926,974
			76,776,545
Household & Personal Products - .7%
Inter Parfums	81,993		6,270,825
Insurance - 1.6%
BRP Group, Cl. A	185,278	[a]	4,554,133
Kemper	15,965		1,195,300
Palomar Holdings	37,704	[a]	2,752,392
Selective Insurance Group	33,513		2,522,524
The Hanover Insurance Group	26,788		3,736,658
			14,761,007
Materials - 4.5%
Alamos Gold, Cl. A	976,303		8,913,646
Carpenter Technology	52,893		2,534,633
Chase	6,974		739,244
Coeur Mining	212,552	[a]	2,210,541
Constellium	170,414	[a]	3,043,594

Description	Shares		Value ($)
Common Stocks - 95.5% (continued)
Materials - 4.5% (continued)
Hecla Mining	292,219		2,629,971
IAMGOLD	687,825	[a,b]	2,489,926
Livent	93,969	[a,b]	1,833,335
Materion	23,703		1,868,982
MP Materials	205,440	[a,b]	5,768,755
Schnitzer Steel Industries, Cl. A	67,062		3,653,538
Stepan	7,563		1,018,434
Summit Materials, Cl. A	109,122	[a]	3,799,628
Tronox Holdings, Cl. A	95,389		2,239,734
			42,743,961
Media & Entertainment - 3.3%
Cardlytics	25,658	[a,b]	2,733,860
Eventbrite, Cl. A	365,283	[a,b]	7,415,245
EverQuote, Cl. A	111,620	[a]	3,519,379
Genius Sports	89,705	[a,b]	2,161,890
Gray Television	106,606		2,479,656
IMAX	125,525	[a]	2,712,595
John Wiley & Sons, Cl. A	21,347		1,352,973
Lions Gate Entertainment, Cl. A	54,518	[a]	1,062,011
MSG Networks, Cl. A	130,335	[a,b]	2,009,766
Scholastic	48,657		1,638,768
TEGNA	133,090		2,580,615
TrueCar	156,691	[a]	926,044
			30,592,802
Pharmaceuticals Biotechnology & Life Sciences - 8.2%
10X Genomics, CI. A	14,994	[a]	2,698,920
Acceleron Pharma	11,032	[a]	1,443,978
Adaptive Biotechnologies	25,789	[a]	975,082
Alkermes	251,450	[a]	5,700,371
Arena Pharmaceuticals	83,638	[a]	5,111,118
Ascendis Pharma, ADR	7,155	[a]	961,489
Beam Therapeutics	20,336	[a,b]	1,590,885
Biohaven Pharmaceutical Holding	39,563	[a]	3,441,981
Blueprint Medicines	15,905	[a]	1,452,922
CareDx	26,141	[a]	2,101,736
Cerevel Therapeutics Holdings	137,400	[a,b]	1,802,688
Crinetics Pharmaceuticals	90,852	[a,b]	1,594,453
Dyne Therapeutics	107,593	[a,b]	2,056,102
FibroGen	91,599	[a]	1,946,479
Generation Bio	133,086	[a,b]	4,559,526
Iovance Biotherapeutics	64,215	[a,b]	1,192,473
MeiraGTx Holdings	38,018	[a]	524,268
NanoString Technologies	49,955	[a]	2,772,003
Natera	39,312	[a]	3,700,832

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.2% (continued)
NeoGenomics	37,447	[a]	1,536,450
Pacific Biosciences of California	53,795	[a]	1,455,155
Passage Bio	86,378	[a]	1,144,508
PTC Therapeutics	69,334	[a]	2,722,746
Quanterix	70,216	[a]	3,615,422
Sarepta Therapeutics	41,425	[a,b]	3,133,801
Twist Bioscience	30,232	[a]	3,244,196
Ultragenyx Pharmaceutical	40,682	[a]	4,137,766
uniQure	67,453	[a]	2,342,643
Xenon Pharmaceuticals	295,294	[a,b]	5,454,080
Zogenix	146,916	[a]	2,578,376
			76,992,449
Real Estate - 4.9%
Agree Realty	45,519	[c]	3,199,075
Colliers International Group	40,733	[b]	4,520,956
CoreSite Realty	27,184	[c]	3,296,060
Equity Commonwealth	60,552	[c]	1,661,547
Highwoods Properties	23,246	[c]	1,061,877
Newmark Group, Cl. A	309,208		3,988,783
Pebblebrook Hotel Trust	134,691	[b,c]	3,010,344
Physicians Realty Trust	234,613	[c]	4,253,534
Potlatchdeltic	51,373	[c]	3,092,655
Rayonier	89,711	[c]	3,426,063
Redfin	63,239	[a,b]	3,732,998
Retail Opportunity Investments	48,616	[c]	868,282
STAG Industrial	40,397	[c]	1,442,577
Sunstone Hotel Investors	250,279	[a,c]	3,143,504
Terreno Realty	30,452	[c]	1,937,356
Urban Edge Properties	167,665	[c]	3,244,318
			45,879,929
Retailing - 2.8%
Bed Bath & Beyond	40,012	[a,b]	1,119,936
Dillard's, Cl. A	11,864	[b]	1,564,980
Funko, Cl. A	67,271	[a]	1,765,864
Guess?	62,363		1,831,601
National Vision Holdings	79,750	[a,b]	3,961,182
Nordstrom	45,036	[a]	1,510,507
Ollie's Bargain Outlet Holdings	23,889	[a,b]	2,064,965
Party City Holdco	734,673	[a]	6,781,032
Sally Beauty Holdings	170,230	[a,b]	3,712,716
Urban Outfitters	43,185	[a]	1,691,125
			26,003,908

Description	Shares		Value ($)
Common Stocks - 95.5% (continued)
Semiconductors & Semiconductor Equipment - 1.7%
Diodes	113,385	[a]	8,579,843
Power Integrations	38,409		3,156,836
Semtech	50,897	[a]	3,206,511
SkyWater Technology	52,575	[a]	1,369,053
			16,312,243
Software & Services - 9.5%
A10 Networks	135,167	[a]	1,315,175
ChannelAdvisor	269,214	[a]	6,388,448
Cloudera	902,219	[a,b]	11,602,536
Everbridge	62,364	[a,b]	7,327,770
HubSpot	13,037	[a]	6,575,602
MAXIMUS	35,156		3,257,907
Medallia	298,419	[a]	7,660,416
nCino	22,918	[a,b]	1,400,748
Paya Holdings, CI. A	605,877	[a]	6,010,300
Progress Software	57,288		2,553,326
Proofpoint	24,893	[a]	4,301,759
Rapid7	77,653	[a,b]	6,495,673
Shift4 Payments, Cl. A	43,535	[a]	4,061,380
Twilio, Cl. A	23,445	[a]	7,877,520
Vonage Holdings	117,297	[a]	1,616,353
Zendesk	33,405	[a]	4,565,127
Zuora, Cl. A	409,572	[a]	6,336,079
			89,346,119
Technology Hardware & Equipment - 3.4%
ADTRAN	416,639		8,253,618
Arlo Technologies	292,426	[a]	1,962,178
Calix	134,901	[a]	5,977,463
Extreme Networks	447,733	[a]	5,122,066
Lumentum Holdings	33,668	[a,b]	2,739,565
NETGEAR	87,612	[a,b]	3,406,355
nLight	115,031	[a]	3,372,709
Ondas Holdings	88,502	[a,b]	787,668
			31,621,622
Telecommunication Services - .6%
Bandwidth, Cl. A	47,500	[a,b]	5,618,775
Transportation - 1.2%
SkyWest	223,451	[a]	10,955,803
Utilities - 2.1%
Avista	46,827		2,122,668
Chesapeake Utilities	17,992		2,061,164
Clearway Energy, Cl. C	149,069		3,999,521
NextEra Energy Partners	63,925		4,370,552
NorthWestern	37,376		2,367,770

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.5% (continued)
Utilities - 2.1% (continued)
Portland General Electric		47,029		2,254,570
Southwest Gas Holdings		39,600		2,613,996
				19,790,241
Total Common Stocks (cost $671,564,939)				896,264,753

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Russell 2000 Value ETF (cost $875,009)		9,388		1,572,772
	1-Day Yield (%)
Investment Companies - 4.3%
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $40,643,967)	0.04	40,643,967	[d]	40,643,967

Investment of Cash Collateral for Securities Loaned - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $21,525,779)	0.01	21,525,779	[d]	21,525,779
Total Investments (cost $734,609,694)		102.3%		960,007,271
Liabilities, Less Cash and Receivables		(2.3%)		(21,482,351)
Net Assets		100.0%		938,524,920

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $109,149,706 and the value of the collateral was $113,128,179, consisting of cash collateral of $21,525,779 and U.S. Government & Agency securities valued at $91,602,400.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	896,264,753	-	-	896,264,753
Exchange-Traded Funds	1,572,772	-	-	1,572,772
Investment Companies	62,169,746	-	-	62,169,746

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $225,397,577, consisting of $242,633,540 gross unrealized appreciation and $17,235,963 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.